                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                  FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  811-05083

           VAN ECK VIP TRUST - VAN ECK VIP MULTI-MANAGER ALTERNATIVES FUND
               (Exact name of registrant as specified in charter)

                     335 Madison Avenue, New York, NY 10017
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                     335 MADISON AVENUE, NEW YORK, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:  DECEMBER 31

Date of reporting period: DECEMBER 31, 2013

Item 1. Report to Shareholders.

ANNUAL REPORT
D E C E M B E R 3 1 , 2 0 1 3

Van Eck VIP Trust

Van Eck VIP Multi-Manager Alternatives Fund

Van Eck VIP Multi-Manager Alternatives Fund

The information contained in the enclosed shareholder letters represent the personal opinions of the investment team members and may differ from those of other portfolio managers or of the firm as a whole. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Also, unless otherwise specifically noted, any discussion of the Fund’s holdings, the Fund’s performance, and the views of the investment team members are as of December 31, 2013.

VAN ECK VIP TRUST

PRIVACY NOTICE

(unaudited)

At Van Eck Global (“Van Eck,” “we,” or “us”),1 we respect our clients’ right to privacy. In order for us to provide efficient service for our customers, we collect and maintain certain nonpublic personal information about you, including but not limited to your transaction history, account balances, payment history, name, Social Security number and address. This information is collected via investment applications, written and oral communications between you or your representatives and us, trades through financial institutions, requests you submit through Van Eck websites, or other forms you submit to receive information from us, to process a transaction, or for any other purpose.

We share your nonpublic personal information with service providers, certain government agencies, and other nonaffiliated parties for our everyday business purposes, such as to process transactions, maintain accounts, respond to court orders and legal investigations, report to credit bureaus, or as otherwise required or permitted by law. Service providers may include, but are not limited to, transfer agents, custodians, and mailing providers. Our service providers are authorized to use nonpublic personal information only to provide the services for which we hire them; they are not permitted to use your information for other purposes.

We share your nonpublic personal information about your transactions and experiences with our affiliates (other Van Eck companies) for our affiliates’ everyday business purposes and marketing purposes.

We limit access to your nonpublic personal information to authorized employees with a need to know that information to provide products or services to you. To protect your nonpublic personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Federal law gives you the right to opt out of some but not all sharing. You may limit only (1) sharing for our affiliates’ everyday business purposes to the extent the information relates to your creditworthiness; (2) affiliates from using your information to market to you; and (3) sharing for nonaffiliates to market to you. We do not currently share information related to your creditworthiness with our affiliates or any personal information with nonaffiliates to market to you; if we choose to do so in the future, you will be given an opportunity to opt out of such sharing before any disclosure is made.

For more information or to limit the sharing of your information by Van Eck, please contact us at 1.800.826.2333.

1	Van Eck Funds, Van Eck VIP Trust, Market Vectors ETF Trust, Van Eck Associates Corporation, Van Eck Absolute Return Advisers Corp., Van Eck Securities Corp. and affiliates.
1

VAN ECK VIP MULTI-MANAGER ALTERNATIVES FUND

(unaudited)

Dear Shareholder:

The Initial Class shares of the Van Eck VIP Multi-Manager Alternatives Fund (the “Fund”) advanced 5.05% for the 12 months ended December 31, 2013. The Fund underperformed its benchmark, the HFRX Global Hedge Fund Index1, which rose 6.72%, but outperformed the Morningstar Multialternative category of funds, which returned 3.66%.

Overview

■	The calendar year 2013 proved to be an exceptional year for the returns of domestic equities. The S&P 500® Index[2] returned +32.39%, which was the best year on record since the year 1997.

■	A significant factor leading equity prices higher was the U.S. Federal Reserve’s Asset Purchase Program, used in conjunction with other monetary policies, designed to support asset prices and employment. The chart below illustrates the massive expansion of the Federal Reserve’s balance sheet through the purchase of Treasury bonds and Agency Mortgage-Backed Securities in relation to the S&P 500 Index.

Source: Bloomberg and U.S. Federal Reserve

■	The yield of the U.S. Government 10-year Treasury note reached a calendar-year low of 1.63% in May and finished the year at 3.03%. While yields continue to remain extraordinarily low on an absolute basis relative to historical averages, the magnitude of the change in interest rates over the year as a whole shed light on the duration risk of fixed income and other interest rate sensitive investments.

Fund Review

The Fund’s best performing core investment strategy, on an absolute basis, during the 12-month period was its long/short equity strategy‡. The largest contributor to performance within the strategy, and for the Fund, was the sub-advisor Millrace Asset Group, Inc. (“Millrace”) (11.0% of Fund net assets†). Millrace benefited from long positions in the technology services, health technology, and electronic technology sectors. The largest detractor from performance within the Fund’s allocation to long/short equity strategies was the TFS Market Neutral Fund (“TFS”). TFS, along with many fundamentally driven investment disciplines with low net market exposure, struggled to generate performance as the equity markets rallied. TFS implements a quantitative approach that focuses on balance sheet strength, corporate insider trade replication and market imbalances. On September 24, 2013, the Fund moved to liquidate its allocation to TFS, based on its preference for its other long/short equity strategies.

The largest contributor to performance within the global macro‡ allocation during the year was the AQR Managed Futures Fund (“AQR”) (8.2% of Fund net assets†). AQR benefited for much of the 12-month period from short positions in the Japanese yen, and gold futures contracts, and long equity positions. The largest detractor from performance both within the global macro allocation, and at the Fund level, was its allocation to the Aquila Risk Parity Fund (“Aquila”). The Aquila strategy is broadly diversified across equities, currencies, commodities and fixed income. However, in May and June, with the rapid decline in the fixed income markets, historical asset class correlation characteristics were not maintained, and Aquila experienced a rapid loss of capital. The Investment Committee began removing the allocation to Aquila on March 22, 2013 and completed the sale on June 25, 2013. The removal of Aquila was based on the Fund’s internal risk management process and the desire to maintain minimal interest rate exposure at that point in the cycle.

2

The Fund’s two event-driven‡ sub-advisors, Tiburon Capital Management, LLC (“Tiburon”) (11.9% of Fund net assets†), and Coe Capital Management, LLC (“Coe”) (9.2% of Fund net assets†) were both solid performers during the year. Tiburon’s contribution to returns were well diversified across its investments, with a few positive standouts coming from long equity positions in media companies and various fixed income investments. Tiburon’s largest detractors were a long position in a precious metal company and broad market hedges. Coe’s largest contributors were long security selections within the electronic technology and consumer durables sectors. Coe’s largest detractors were sector-specific and broad market hedges.

The Fund’s largest contributor to performance within the yield focused allocation‡ was Horizon Asset Management LLC (“Horizon”) (9.3% of Fund net assets†). Horizon benefited from long stock selection within the media and real estate development industries, a long position in the Canadian dollar, and various fixed income securities. The largest detractor within the yield focused allocation was SW Asset Management, LLC (“SW”) (11.9% of Fund net assets†). SW’s largest detractors were within long and short South American corporate credit instruments across various sectors.

The Fund’s tactical allocation‡ benefited from hedged emerging market positions, short put contracts on the S&P 500 Index, and a short position in the Japanese yen. The largest detractors from performance were hedged gold equity positions.

Outlook

We believe that the Fund remains well diversified across alternative strategies and is positioned to benefit from the further normalization of interest rates across the yield curve. We have achieved this positioning by limiting exposure to traditional fixed income and investing in strategies that seek to exploit idiosyncratic market opportunities across asset classes.

As the Fund implements a fund-of-funds strategy, an investor in the Fund will bear the operating expenses of the “Underlying Funds” in which the Fund invests. The total expenses borne by an investor in the Fund will be higher than if the investor invested directly in the Underlying Funds, and the returns may therefore be lower. The Fund, the Sub-Advisers and the Underlying Funds may use aggressive investment strategies, including absolute return strategies, which are riskier than those used by typical mutual funds. If the Fund and Sub-Advisers are unsuccessful in applying these investment strategies, the Fund and you may lose more money than if you had invested in another fund that did not invest aggressively. The Fund is subject to risks associated with the Sub-Advisers making trading decisions independently, investing in other investment companies, using a particular style or set of styles, basing investment decisions on historical relationships and correlations, trading frequently, using leverage, making short sales, being non-diversified and investing in securities with low correlation to the market. The Fund is also subject to risks associated with investments in foreign markets, emerging market securities, small cap companies, debt securities, derivatives, commodity-linked instruments, illiquid securities, asset-backed securities, and CMOs.

We appreciate your investment in the Van Eck VIP Multi-Manager Alternatives Fund, and we look forward to helping you meet your investment goals in the future.

Investment Committee:

Stephen H. Scott Co-Portfolio Manager	Jan F. van Eck Co-Portfolio Manager	Michael F. Mazier Investment Committee Member

January 28, 2014

†	All Fund assets referenced are Total Net Assets as of December 31, 2013.
3

VAN ECK VIP MULTI-MANAGER ALTERNATIVES FUND

(unaudited)

All indices listed are unmanaged indices and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

[1]	HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of eight strategies: convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry.

[2]	S&P 500® Index consists of 500 widely held common stocks, covering industrials, utility, financial and transportation sectors.

‡Strategy Definitions

Long/short equity strategy seeks to invest in securities believed to be undervalued or offer high growth opportunities while also attempting to reduce overall market risk or take advantage of an anticipated decline in the price of an overvalued company or index by using short sales or options on common stocks or indexes to hedge risk. This strategy may also use derivatives, including options, financial futures and options on futures. Long and short positions may not be invested in equal dollars and, as such, may not seek to neutralize general market risks.

Event-driven strategies seek to benefit from price movements caused by anticipated corporate events, such as mergers, acquisitions, spin-offs or other special situations.

Fixed income strategies seek to exploit price differences in identical, related or similar securities on different markets or in different forms so as to minimize overall market risk. These strategies may include distressed securities, long/short credit and fixed income.

Global macro and emerging markets strategy seeks to profit from directional changes in currencies, stock markets, commodity prices and market volatility. This strategy may utilize positions held through individual securities, ETFs, derivative contracts, swaps or other financial instruments linked to major market, sector or country indices, fixed income securities, currencies and commodities. This strategy may invest in a limited number of securities, issuers, industries or countries which may result in higher volatility.

4

FUND ALLOCATION BY STRATEGY*

(unaudited)

SECTOR WEIGHTING NET EXPOSURE**

(unaudited)

As of December 31, 2013. Portfolio subject to change.

*	Percentage of net assets.
**	Net exposure was calculated by adding long and short positions.
5

VAN ECK VIP MULTI-MANAGER ALTERNATIVES FUND

PERFORMANCE COMPARISON

December 31, 2013 (unaudited)

Average Annual Total Return 12/31/2013	Fund Initial Class	HFRXGL	S&P 500
One Year	5.05%	6.72%	32.39%
Five Year	4.45%	3.73%	17.94%
Ten Year	2.01%	1.02%	7.41%

Hypothetical Growth of $10,000 (Since Inception: Initial Class)

Average Annual Total Return 12/31/2013	Fund Class S	HFRXGL	S&P 500
One Year	4.75%	6.72%	32.39%
Life (since 4/30/12)	2.20%	4.12%	20.87%

Hypothetical Growth of $10,000 (Since Inception: Class S)

Inception date for the Van Eck VIP Multi-Manager Alternatives Fund (Initial Class) was 5/1/03 and 4/30/12 (Class S); index returns for the performance comparison are calculated as of the nearest month end (Initial Class, 4/30/03; Class S, 4/30/12).

The performance quoted represents past performance. Past performance is no guarantee of future results; current performance may be lower or higher than the performance data quoted. Performance information reflects temporary waivers of expenses and/or fees and does not include insurance/annuity fees and expenses. Investment returns would have been reduced had these fees/expenses been included. Investment return and the value of the shares of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns assume that dividends and capital gains distributions have been reinvested in the Fund at NAV. Index returns assume that dividends of the Index constituents in the Index have been reinvested. Performance information current to the most recent month end is available by calling 1.800.826.2333.

The Fund is only available to life insurance and annuity companies to fund their variable annuity and variable life insurance products. These contracts offer life insurance and tax benefits to the beneficial owners of the Fund. Your insurance or annuity company charges, fees and expenses for these benefits are not reflected in this report or in the Fund’s performance, since they are not direct expenses of the Fund. Had these fees been included, returns would have been lower. For insurance products, performance figures do not reflect the cost for insurance and if they did, the performance shown would be significantly lower. A review of your particular life and/or annuity contract will provide you with much greater detail regarding these costs and benefits.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

The HFRX Global Hedge Fund (HFRXGL) Index is designed to be representative of the overall composition of the hedge fund universe, and includes convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage strategies.

The S&P 500® Index consists of 500 widely held common stocks covering industrial, utility, financial and transportation sectors.

6

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including program fees on purchase payments; and (2) ongoing costs, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2013 to December 31, 2013.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Van Eck VIP Multi-Manager Alternatives Fund

		Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During the Period* July 1, 2013 - December 31, 2013
Initial Class	Actual	$1,000.00	$1,067.10	$12.56
	Hypothetical**	$1,000.00	$1,013.06	$13.90
Class S	Actual	$1,000.00	$1,065.20	$12.23
	Hypothetical**	$1,000.00	$1,011.75	$13.54

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended December 31, 2013), of 2.41% on Initial Class and 2.67% on Class S Shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses
7

VAN ECK VIP MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS

December 31, 2013

Number of Shares		Value

COMMON STOCKS: 44.0%
Basic Materials: 4.5%
6,310	Argonaut Gold, Inc. (CAD) *	$31,602
326	Ashland, Inc.	31,635
12,600	Continental Gold Ltd. (CAD) *	40,092
5,575	Eldorado Gold Corp.	31,722
5,658	Eldorado Gold Corp. (CAD)	32,118
11,000	Fortuna Silver Mines, Inc. (CAD) *	31,584
1,475	Goldcorp, Inc.	31,963
2,117	MAG Silver Corp. *	10,924
342	Monsanto Co.	39,860
6,590	New Gold, Inc. *	34,532
8,325	Osisko Mining Corp. (CAD) *	36,913
38,000	Papillon Resources Ltd. (AUD) * #	33,479
500	Randgold Resources Ltd. (ADR)	31,405
1,900	Tahoe Resources, Inc. *	31,616
		449,445
Communications: 9.1%
300	Baidu, Inc. (ADR) *	53,364
1,206	Brightcove, Inc. *	17,053
781	CalAmp Corp. *	21,845
1,076	CBS Corp.	68,585
268	Discovery Communications, Inc. *	22,474
254	DISH Network Corp. *	14,712
539	eBay, Inc. *	29,586
281	EchoStar Corp. *	13,971
653	eGain Communications Corp. *	6,687
410	Equinix, Inc. *	72,755
898	Finisar Corp. *	21,480
1,082	FTD Cos, Inc. *	35,252
3,113	Globalstar, Inc. *	5,448
46	Google, Inc. *	51,553
1,434	ICG Group, Inc. *	26,715
74	InterActiveCorp.	5,083
1,609	Lee Enterprises, Inc. *	5,583
1,025	Liberty Interactive Corp. *	30,084
218	Liberty Media Corp. *	31,926
3,251	Lionbridge Technologies, Inc. *	19,376
1,752	NeoPhotonics Corp. *	12,369
2,279	News Corp. *	41,068
640	Perficient, Inc. *	14,989
36	Priceline.com, Inc. *	41,846
3,977	RF Micro Devices, Inc. *	20,521
4,329	ShoreTel, Inc. *	40,173
221	Sinclair Broadcast Group, Inc.	7,896
223	SPS Commerce, Inc. *	14,562
480	Starz - Liberty Capital *	14,035
180	Telephone & Data Systems, Inc.	4,640
323	The Walt Disney Co.	24,677
84	Tribune Co. *	6,502
118	United States Cellular Corp.	4,935
433	Verizon Communications, Inc.	21,278
195	Viacom, Inc.	17,031
1,195	Vivendi S.A. (EUR)	31,521
440	Vodafone Group Plc (ADR)	17,296
3,911	Westell Technologies, Inc. *	15,840
		904,711
Consumer, Cyclical: 4.1%
143	Arrow Electronics, Inc. *	7,758
450	Brookfield Residential Properties, Inc. *	10,886
48	Burger King Worldwide, Inc.	1,097
Number of Shares		Value

Consumer, Cyclical: (continued)
164	Conn’s, Inc. *	$12,922
423	Dollar Tree, Inc. *	23,866
5,000	Galaxy Entertainment Group Ltd. (HKD) * #	45,016
423	General Motors Co. *	17,288
1,800	GSretail Co. Ltd. (KRW) #	47,795
200	Hyundai Motor Co. (KRW) #	44,893
38	Icahn Enterprises LP	4,158
268	Las Vegas Sands Corp.	21,137
374	Norwegian Cruise Line Holdings Ltd. *	13,266
89	Ralph Lauren Corp.	15,715
334	Royal Caribbean Cruises Ltd.	15,838
405	Sears Holdings Corp. *	19,861
298	Skechers USA, Inc. *	9,873
315	Starbucks Corp.	24,693
326	Tempur-Pedic International, Inc. *	17,591
2,074	The Wendy’s Co.	18,085
671	Winnebago Industries, Inc. *	18,419
97	Wynn Resorts Ltd.	18,838
		408,995
Consumer, Non-cyclical: 5.9%
1,964	Accuray, Inc. *	17,105
127	Alliance Data Systems Corp. *	33,392
393	Arthrocare Corp. *	15,814
40	Ascent Capital Group, Inc. *	3,422
407	Beam, Inc.	27,700
74	BioMarin Pharmaceutical, Inc. *	5,200
1,334	BioTelemetry, Inc. *	10,592
320	Capital Senior Living Corp. *	7,677
413	Cepheid, Inc. *	19,295
8	Crimson Wine Group Ltd. *	71
923	Cynosure, Inc. *	24,626
50	Emerge Energy Services LP	2,217
727	Exact Sciences Corp. *	8,499
26,600	Ezion Holdings Ltd. (SGD) #	46,937
1,728	Franklin Covey Co. *	34,353
848	Globus Medical, Inc. *	17,113
1,405	Healthways, Inc. *	21,567
159	Hertz Global Holdings, Inc. *	4,551
385	Iridex Corp. *	3,915
2,600	Jeronimo Martins, SGPS S.A. (EUR) #	50,840
902	KAR Auction Services, Inc.	26,654
378	Korn/Ferry International *	9,873
335	Masimo Corp. *	9,792
75,000	Maxygen, Inc. Escrow Receipt #	0
2,184	MiMedx Group, Inc. *	19,088
105	Monro Muffler Brake, Inc.	5,918
362	Novadaq Technologies, Inc. *	5,969
241	Philip Morris International, Inc.	20,998
478	Quanta Services, Inc. *	15,086
210	Quidel Corp. *	6,487
866	Repligen Corp. *	11,812
1,072	Rockwell Medical, Inc. *	11,192
1,554	Service Corp. International	28,174
585	Spectranetics Corp. *	14,625
1,968	TearLab Corp. *	18,381
104	United Rentals, Inc. *	8,107
565	Vascular Solutions, Inc. *	13,080
		580,122
Diversified: 0.1%
497	Leucadia National Corp.	14,085

See Notes to Financial Statements

8

Number of Shares		Value

Energy: 3.9%
17,116	Afren Plc (GBP) * #	$48,009
112	Baytex Energy Corp.	4,386
403	Bill Barrett Corp. *	10,792
466	Cabot Oil & Gas Corp.	18,062
770	Comstock Resources, Inc.	14,083
12	Core Laboratories N.V.	2,291
969	Energy XXI Bermuda Ltd.	26,221
531	EPL Oil & Gas, Inc. *	15,134
225	Gulfport Energy Corp. *	14,209
3,705	Halcon Resources Corp. *	14,301
26,000	Kunlun Energy Co. Ltd. (HKD) #	45,959
420	National Oilwell Varco, Inc.	33,403
1,900	Pacific Rubiales Energy Corp.	32,794
1,005	Precision Drilling Corp.	9,417
1,152	Southwestern Energy Co. *	45,308
45	Texas Pacific Land Trust (Royalty Trust)	4,453
29,565	Volga Gas Plc (GBP) *	48,591
		387,413
Financial: 6.2%
239	American Express Co.	21,684
945	Assured Guaranty Ltd.	22,293
2,725	Blackstone Group LP	85,838
326	CME Group, Inc.	25,578
400	Credicorp Ltd.	53,092
2,148	Dream Unlimited Corp. *	34,091
1,014	Dundee Corp. *	17,873
697	Fidelity National Financial, Inc.	22,618
134,000	Franshion Properties China Ltd. (HKD) #	46,456
8,913	Kasikornbank PCL (NVDR) (THB) #	42,604
763	KKR & Co. LP	18,571
127	Oaktree Capital Group LLC	7,473
432	Onex Corp.	23,307
178	Outerwall, Inc. *	11,974
231	Partners Value Fund, Inc. *	6,105
1,406	Realogy Holdings Corp. *	69,555
725	TD Ameritrade Holding Corp.	22,214
965	The Charles Schwab Corp.	25,090
195	The Howard Hughes Corp. *	23,420
163	Visa, Inc.	36,297
		616,133
Industrial: 3.7%
7	Allegion Plc *	309
414	Apogee Enterprises, Inc.	14,867
202	BE Aerospace, Inc. *	17,580
651	Clean Harbors, Inc. *	39,034
101	Colfax Corp. *	6,433
978	CPI Aerostructures, Inc. *	14,709
2,460	CUI Global, Inc. *	15,547
130	Danaher Corp.	10,036
261	EnerSys, Inc.	18,293
2,191	Flow International Corp. *	8,852
334	Forward Air Corp.	14,666
241	Garmin Ltd.	11,139
559	Greenbrier Cos, Inc. *	18,358
688	InvenSense, Inc. *	14,297
183	Martin Marietta Materials, Inc.	18,289
1,617	Newport Corp. *	29,219
578	Norbord, Inc.	18,375
254	Roadrunner Transportation Systems, Inc. *	6,845
Number of Shares		Value

Industrial: (continued)
276	Rogers Corp. *	$16,974
131	Texas Industries, Inc. *	9,010
443	Trimble Navigation Ltd. *	15,372
624	Waste Connections, Inc.	27,225
290	Zebra Technologies Corp. *	15,683
		361,112
Technology: 6.5%
143	ACI Worldwide, Inc. *	9,294
2,116	Activision Blizzard, Inc.	37,727
118	Ambarella, Inc. *	4,004
69	Apple, Inc.	38,717
1,872	Applied Micro Circuits Corp. *	25,047
1,737	Atmel Corp. *	13,601
1,435	Brooks Automation, Inc.	15,053
2,603	Callidus Software, Inc. *	35,739
1,228	CDC Corp. * #	516
379	Cognizant Technology Solutions Corp. *	38,271
476	Compuware Corp.	5,336
2,076	Cypress Semiconductor Corp. *	21,798
1,701	FormFactor, Inc. *	10,240
3,415	Glu Mobile, Inc. *	13,284
484	Himax Technologies, Inc. (ADR)	7,120
4,008	inContact, Inc. *	31,302
2,087	Kofax Ltd. *	15,527
5,048	Mattson Technology, Inc. *	13,832
2,052	MaxLinear, Inc. *	21,402
363	Microchip Technology, Inc.	16,244
401	Proofpoint, Inc. *	13,301
935	QUALCOMM, Inc.	69,424
876	Radware Ltd. *	15,750
1,224	Rudolph Technologies, Inc. *	14,370
35	Samsung Electronics Co. Ltd. (KRW) #	45,607
1,171	Skyworks Solutions, Inc. *	33,443
102	Solera Holdings, Inc.	7,218
2,407	Streamline Health Solutions, Inc. *	16,801
577	Sykes Enterprises, Inc. *	12,584
23,336	Trident Microsystems, Inc. * #	525
549	Ultratech, Inc. *	15,921
190	Virtusa Corp. *	7,237
5,143	Vitesse Semiconductor Corp. *	15,018
		641,253
Total Common Stocks (Cost: $3,792,424) (a)		4,363,269
REAL ESTATE INVESTMENT TRUSTS: 0.8%
Financial: 0.8%
351	American Tower Corp.	28,017
2,273	NorthStar Realty Finance Corp.	30,572
	Weyerhaeuser Co. (Preferred Security)
395	6.38%,07/01/16	22,136
Total Real Estate Investment Trusts (Cost: $61,178) (a)		80,725
WARRANTS: 0.0% (Cost: $4) (a)
Telecommunication Services: 0.0%
376	xG Technology, Inc.(USD 6.87, expiring 07/18/18) *	222

See Notes to Financial Statements

9

VAN ECK VIP MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount			Value

ASSET-BACKED SECURITIES: 0.1% (Cost: $4,886) (a)
		Countrywide Asset-Backed Certificates
	$6,650	5.81%,02/25/18 (c)	$6,285
CORPORATE BONDS: 12.1%
Basic Materials: 0.2%
		Rockwood Specialties Group, Inc.
	24,000	4.63%,10/15/15 (c)	24,630
Communications: 3.9%
		Adria Bidco B.V.
EUR	100,000	7.88%,11/15/16 (c) 144A	139,220
		Alaska Communications Systems Group, Inc.
	$40,000	6.25%,05/01/18 144A	33,200
		Clear Channel Communications, Inc.
	19,000	5.50%,09/15/14	18,953
	20,000	5.50%,12/15/16	17,700
		Maxcom Telecomunicaciones S.A.B. de C.V.
	76,375	6.00%,06/15/17 (c) (s) ♦	65,301
		Singapore Telecommunications Ltd.
	18,000	7.38%,12/01/31 Reg S	22,718
		Trilogy International Partners LLC
	60,000	10.25%,02/18/14 (c) 144A	60,300
		United States Cellular Corp.
	21,000	6.70%,12/15/33	19,960
		WebMD Health Corp.
	5,000	2.50%,01/31/18	4,938
			382,290
Consumer, Cyclical: 1.2%
		Chukchansi Economic Development Authority
	6,958	9.75%,05/30/16 (c) Reg S ♦	4,662
	24,851	9.75%,05/30/16 (c) 144A ♦	16,650
		Continental Airlines 1997-4 Class A Pass Through Trust
	42,388	6.90%,01/02/18	44,931
		JC Penney Corp., Inc.
	15,000	6.38%,10/15/36	11,288
		Neebo, Inc.
	17,600	15.00%,02/18/14 (c) 144A	18,392
		The Bon-Ton Department Stores, Inc.
	26,000	10.63%,02/18/14 (c)	26,130
			122,053
Consumer, Non-cyclical: 0.7%
		Fresenius Medical Care US Finance, Inc.
	50,000	6.50%,09/15/18 144A	56,750
		Kinetic Concepts, Inc.
	13,000	12.50%,11/01/15 (c)	14,755
			71,505
Energy: 2.8%
		Enercoal Resources Pte Ltd.
	100,000	9.25%,08/05/14 (p) Reg S	62,000
		EPL Oil & Gas, Inc.
	14,000	8.25%,02/15/15 (c)	15,120
		Green Field Energy Services, Inc.
	2,000	13.25%,11/15/14 (c) § 144A ♦	360
		Pengrowth Energy Corp.
CAD	5,000	6.25%,03/31/17	4,832
		SunCoke Energy, Inc.
	$7,000	7.63%,08/01/14 (c)	7,578
Principal Amount			Value

Energy: (continued)
		Tristan Oil Ltd.
	$300,000	25.92%,02/17/14 (c) ^ Reg S ♦	$183,000
			272,890
Financial: 1.3%
		Banco Cruzeiro do Sul S.A.
	150,000	8.50%,02/20/15 Reg S ♦	36,000
		Bancolombia S.A.
	40,000	5.13%,09/11/22	37,800
		Emigrant Bancorp, Inc.
	26,000	6.25%,06/15/14 144A	26,609
		Jefferies Group, Inc.
	9,000	3.88%,11/01/17 (c) (p)	9,557
		MF Global Holdings Ltd.
	15,000	6.25%,08/08/16 ♦	7,500
		Nuveen Investments, Inc.
	12,000	5.50%,09/15/15	12,120
			129,586
Industrial: 1.4%
		Grupo Senda Autotransporte S.A. de C.V.
	55,000	10.50%,02/17/14 (c) Reg S	55,963
		San Miguel Industrias Pet S.A.
	60,000	7.75%,11/06/17 (c) 144A	61,467
		Tervita Corp.
	18,000	9.75%,11/01/15 (c) Reg S	17,730
			135,160
Utilities: 0.6%
		Cia de Transporte de Energia Electrica en Alta Tension Transener S.A.
	85,000	9.75%,08/15/21 144A	57,375
Total Corporate Bonds (Cost: $1,214,932) (a)			1,195,489
FOREIGN GOVERNMENT OBLIGATIONS: 1.8%
		Argentine Republic Government International Bonds
ARS	1,324,000	12/15/35	23,055
		Nigeria Treasury Bill
NGN	12,000,000	12.57%,12/04/14 ^	66,832
		Provincia de Buenos Aires, Argentina
	$100,000	10.88%,01/26/21 Reg S	88,250
Total Foreign Government Obligations (Cost: $164,483)			178,137
STRUCTURED NOTE: 5.0% (Cost: $500,000)
Financial: 5.0%
		Deutsche Bank A.G. London Branch, Alpha Overlay Securities
	500,000	06/23/16 # § (b)	492,700

Number of Shares

CLOSED-END FUNDS: 1.4%
	662	DoubleLine Income Solutions Fund	13,962
	604	DoubleLine Opportunistic Credit Fund	13,481
	270	First Trust Strategic High Income Fund II	4,334
	530	Helios High Income Fund, Inc.	4,367
	740	Helios Multi-Sector High Income Fund, Inc.	4,447
	620	JZ Capital Partners Ltd. (GBP)	4,597

See Notes to Financial Statements

10

Number Of Shares		Value

CLOSED-END FUNDS: (continued)
260	Montgomery Street Income Securities, Inc.	$4,040
450	Nuveen Credit Strategies Income Fund	4,379
326	PCM Fund, Inc.	3,798
580	PIMCO Dynamic Credit Income Fund	13,038
450	PIMCO Dynamic Income Fund	13,109
777	PIMCO Income Opportunity Fund	21,950
450	PIMCO Income Strategy Fund	5,090
1,331	PIMCO Income Strategy Fund II	13,243
708	Western Asset High Income Opportunity Fund, Inc.	4,198
310	Western Asset Mortgage Defined Opportunity Fund, Inc.	7,186
Total Closed-End Funds (Cost: $139,207) (a)		135,219
EXCHANGE TRADED FUNDS: 0.3%
76	iShares Silver Trust *	1,422
275	SPDR Gold Trust *	31,947
Total Exchange Traded Funds (Cost: $41,537) (a)		33,369
OPEN-END FUND: 8.1% (Cost: $773,114)
76,363	AQR Managed Futures Strategy Fund	802,578
OPTIONS PURCHASED: 0.0%
500	CBOE SPX Volatility Index Put ($14, expiring 01/22/14)	435
1,000	CBOE SPX Volatility Index Call ($20, expiring 01/22/14)	180
100	Equinix, Inc. Call ($200, expiring 03/22/14)	263
600	JC Penney Co., Inc. Put ($8, expiring 01/18/14)	90
800	SPDR S&P 500 ETF Trust Put ($178, expiring 02/22/14)	1,096
Total Options Purchased (Cost: $5,259)		2,064
MONEY MARKET FUND: 30.1% (Cost: $2,976,690)
2,976,690	AIM Treasury Portfolio - Institutional Class	2,976,690
Total Investments: 103.7% (Cost: $9,673,714)		10,266,747
Liabilities in excess of other assets: (3.7)%		(366,415)
NET ASSETS: 100.0%		$9,900,332
SECURITIES SOLD SHORT: (20.5)%
COMMON STOCKS: (11.1)%
Basic Materials: (0.3)%
(120)	Agrium, Inc.	(10,977)
(1,200)	Glencore Xstrata Plc *	(6,264)
(281)	US Silica Holdings, Inc.	(9,585)
		(26,826)
Communications: (1.3)%
(142)	AT&T, Inc.	(4,993)
(364)	Constant Contact, Inc. *	(11,309)
(812)	Corning, Inc.	(14,470)
(82)	DIRECTV *	(5,665)
(102)	Factset Research Systems, Inc.	(11,075)
(286)	HealthStream, Inc. *	(9,372)
(357)	Juniper Networks, Inc. *	(8,057)
(13)	Netflix, Inc. *	(4,786)
Number of Shares		Value

Communications: (continued)
(224)	Nielsen Holdings N.V.	$(10,279)
(138)	Rackspace Hosting, Inc. *	(5,400)
(954)	Sprint Corp. *	(10,256)
(230)	Textura Corp. *	(6,886)
(363)	tw telecom, Inc. *	(11,061)
(203)	Viasat, Inc. *	(12,718)
		(126,327)
Consumer, Cyclical: (2.8)%
(353)	American Woodmark Corp. *	(13,954)
(311)	Best Buy Co., Inc.	(12,403)
(364)	BJ’s Restaurants, Inc. *	(11,306)
(414)	Brunswick Corp.	(19,069)
(421)	Burger King Worldwide, Inc.	(9,624)
(183)	CarMax, Inc. *	(8,605)
(240)	Carter’s, Inc.	(17,230)
(134)	Darden Restaurants, Inc.	(7,286)
(95)	GameStop Corp.	(4,680)
(156)	Guess?, Inc.	(4,847)
(412)	hhgregg, Inc. *	(5,756)
(148)	Hibbett Sports, Inc. *	(9,947)
(946)	Interface, Inc.	(20,774)
(380)	International Game Technology	(6,901)
(460)	Krispy Kreme Doughnuts, Inc. *	(8,873)
(28)	Lumber Liquidators Holdings, Inc. *	(2,881)
(144)	Macy’s, Inc.	(7,690)
(50)	O’Reilly Automotive, Inc. *	(6,436)
(277)	Potbelly Corp. *	(6,726)
(102)	Red Robin Gourmet Burgers, Inc. *	(7,501)
(359)	Regal Entertainment Group	(6,983)
(159)	Restoration Hardware Holdings, Inc. *	(10,701)
(140)	Six Flags Entertainment Corp.	(5,155)
(577)	Sony Corp. (ADR)	(9,976)
(540)	Staples, Inc.	(8,581)
(205)	Steven Madden Ltd. *	(7,501)
(150)	The Childrens Place Retail Stores, Inc. *	(8,546)
(581)	The Wendy’s Co.	(5,066)
(985)	Wabash National Corp. *	(12,165)
(60)	WESCO International, Inc. *	(5,464)
		(272,627)
Consumer, Non-cyclical: (1.9)%
(115)	Abaxis, Inc. *	(4,601)
(265)	Apollo Group, Inc. *	(7,240)
(230)	Booz Allen Hamilton Holding Corp.	(4,405)
(336)	DeVry, Inc.	(11,928)
(233)	Euronet Worldwide, Inc. *	(11,149)
(221)	Fairway Group Holdings Corp. *	(4,005)
(388)	Green Dot Corp. *	(9,758)
(54)	Green Mountain Coffee Roasters, Inc.	(4,081)
(399)	Hertz Global Holdings, Inc. *	(11,419)
(234)	Huron Consulting Group, Inc. *	(14,676)
(142)	IPC The Hospitalist Co., Inc. *	(8,433)
(310)	Iron Mountain, Inc.	(9,409)
(149)	Neogen Corp. *	(6,809)
(421)	Nutrisystem, Inc.	(6,921)
(226)	On Assignment, Inc. *	(7,892)
(169)	Pfizer, Inc.	(5,176)
(248)	Safeway, Inc.	(8,077)
(111)	Strayer Education, Inc. *	(3,826)
(908)	SunOpta, Inc. *	(9,089)
(33)	The Boston Beer Co., Inc. *	(7,979)

See Notes to Financial Statements

11

VAN ECK VIP MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS

(continued)

Number of Shares		Value

Consumer, Non-cyclical: (continued)
(167)	The Coca-Cola Co.	$(6,899)
(206)	The Kroger Co.	(8,143)
(414)	The Western Union Co.	(7,142)
(82)	VistaPrint N.V. *	(4,662)
(170)	Weight Watchers International, Inc. *	(5,598)
		(189,317)
Financial: (0.2)%
(226)	Legg Mason, Inc.	(9,826)
(222)	The Progressive Corp.	(6,054)
(141)	WageWorks, Inc. *	(8,381)
		(24,261)
Industrial: (1.4)%
(344)	Aerovironment, Inc. *	(10,020)
(55)	Alamo Group, Inc.	(3,338)
(297)	Chart Industries, Inc. *	(28,405)
(2,565)	Flextronics International Ltd. *	(19,930)
(263)	Garmin Ltd.	(12,156)
(106)	Generac Holdings, Inc.	(6,004)
(57)	General Dynamics Corp.	(5,446)
(85)	Huntington Ingalls Industries, Inc.	(7,651)
(41)	Lockheed Martin Corp.	(6,095)
(324)	Mine Safety Appliances Co.	(16,592)
(54)	Northrop Grumman Corp.	(6,189)
(252)	The Babcock & Wilcox Co.	(8,616)
(142)	Tyco International Ltd.	(5,828)
		(136,270)
Technology: (2.7)%
(775)	Activision Blizzard, Inc.	(13,817)
(102)	Adobe Systems, Inc. *	(6,107)
(150)	Akamai Technologies, Inc. *	(7,076)
(309)	Applied Materials, Inc.	(5,466)
(166)	Cerner Corp. *	(9,253)
(108)	Concur Technologies, Inc. *	(11,143)
(937)	Electronic Arts, Inc. *	(21,495)
(87)	First Solar, Inc. *	(4,754)
(353)	Hewlett-Packard Co.	(9,877)
(102)	Infosys Ltd. (ADR)	(5,773)
(188)	Intel Corp.	(4,880)
(37)	International Business Machines Corp.	(6,940)
(93)	Intuit, Inc.	(7,098)
(144)	j2 Global, Inc.	(7,201)
(256)	Lexmark International, Inc.	(9,093)
(161)	Linear Technology Corp.	(7,334)
(235)	Mantech International Corp.	(7,034)
(346)	Mercury Computer Systems, Inc. *	(3,789)
(234)	Microsoft Corp.	(8,759)
(454)	NVIDIA Corp.	(7,273)
(107)	Open Text Corp.	(9,840)
(195)	Oracle Corp.	(7,461)
(488)	Riverbed Technology, Inc. *	(8,823)
(84)	SAP A.G. (ADR)	(7,320)
(328)	SciQuest, Inc. *	(9,341)
(121)	Seagate Technology Plc	(6,795)
(181)	ServiceNow, Inc. *	(10,138)
(262)	Silicon Laboratories, Inc. *	(11,347)
(113)	Stratasys Ltd. *	(15,221)
(93)	Ultimate Software Group, Inc. *	(14,249)
(75)	Western Digital Corp.	(6,293)
		(270,990)
Number of Shares		Value

Utilities: (0.5)%
(18,925)	Centrais Eletricas Brasileiras S.A. (ADR)	$(49,016)

Total Common Stocks (Proceeds: $(1,000,781))		(1,095,634)
EXCHANGE TRADED FUNDS: (9.4)%
(445)	Consumer Staples Select Sector SPDR Fund	(19,126)
(1,560)	CurrencyShares Japanese Yen Trust *	(144,706)
(4,305)	Direxion Daily Emerging Markets Bull 3X Shares *	(123,554)
(105)	Energy Select Sector SPDR Fund	(9,294)
(504)	Industrial Select Sector SPDR Fund	(26,339)
(936)	iShares Barclays 20+ Year Treasury Bond Fund	(95,341)
(850)	iShares Russell 2000 ETF	(98,014)
(510)	iShares Silver Trust *	(9,542)
(13,860)	Market Vectors Gold Miners ETF ‡	(292,723)
(557)	Market Vectors Semiconductor ETF ‡	(23,634)
(414)	Materials Select Sector SPDR Fund	(19,135)
(504)	SPDR Barclays High Yield Bond ETF	(20,442)
(104)	SPDR S&P Oil & Gas Exploration & Production ETF	(7,127)
(355)	SPDR S&P Retail ETF	(31,276)
(265)	Technology Select Sector SPDR Fund	(9,471)
Total Exchange Traded Funds (Proceeds: $(1,108,142))		(929,724)
Total Securities Sold Short (Proceeds: $(2,108,923))		$(2,025,358)
WRITTEN OPTIONS: (0.1)%
(1,000)	CBOE SPX Volatility Index Call ($30, expiring 01/22/14)	$(50)
(500)	CBOE SPX Volatility Index Put ($15, expiring 01/22/14)	(775)
(200)	CBS Corp. Call ($65, expiring 03/22/14)	(478)
(100)	Equinix, Inc. Put ($165, expiring 03/22/14)	(550)
(200)	General Motors Co. Call ($43, expiring 01/18/14)	(58)
(400)	Hertz Global Holdings, Inc. Put ($23, expiring 03/22/14)	(108)
(400)	Hertz Global Holdings, Inc. Put ($24, expiring 03/22/14)	(200)
(400)	JC Penney Co., Inc. Put ($13, expiring 01/17/15)	(2,080)
(600)	JC Penney Co., Inc. Put ($5, expiring 01/18/14)	(12)
(200)	Live Nation Entertainment, Inc. Put ($10, expiring 01/18/14)	(10)
(300)	NorthStar Realty Finance Corp. Call ($13, expiring 03/22/14)	(354)
(1,400)	SPDR S&P 500 ETF Trust Put ($177, expiring 02/22/14)	(1,722)
(1,400)	SPDR S&P 500 ETF Trust Put ($174, expiring 01/18/14)	(336)
(800)	SPDR S&P 500 ETF Trust Put ($167, expiring 02/22/14)	(360)
(1,400)	SPDR S&P 500 ETF Trust Put ($170, expiring 02/22/14)	(812)
(1,400)	SPDR S&P 500 ETF Trust Put ($175, expiring 02/22/14)	(1,302)
Total Written Options (Premiums received: $(14,423))		$(9,207)

See Notes to Financial Statements

12

ADR	—	American Depositary Receipt
ARS	—	Argentine Peso
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
KRW	—	Korean Won
NGN	—	Nigerian Naira
NVDR	—	Non-Voting Depositary Receipt
SGD	—	Singapore Dollar
THB	—	Thai Baht
USD	—	United States Dollar

(a)	All or a portion of these securities are segregated for securities sold short and written options. Total value of the securities segregated, including cash on deposit with broker, is $5,479,263.
(b)	Issued with zero coupon at par. The security is linked to the performance of the Deutsche Bank ProVol Hedge Index, the Deutsche Bank Equity Mean Reversion Alpha Index, the Deutsche Bank Equity Mean Reversion Alpha Index Emerging Markets and the Deutsche Bank Fed Funds Effective Rate Total Return Index.
(c)	Callable Security – the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security – the redemption date shown is when the security may be redeemed by the investor
(s)	Step Bond – coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
^	Zero Coupon Bond – the rate shown is the effective yield at purchase date
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $991,336 which represents 10.0% of net assets.
§	Illiquid Security – the aggregate value of illiquid securities is $493,060 which represents 5.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $470,323, or 4.8% of net assets.
♦	Security in default

See Notes to Financial Statements

13

VAN ECK VIP MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS

(continued)

Restricted securities held by the Fund as of December 31, 2013 are as follows:

	Acquisition	Number of			% of
Security	Date	Shares	Acquisition Cost	Value	Net Assets
Green Field Energy Services, Inc.	10/02/2012	2,000	$2,329	$360	0.0%

A summary of the Fund’s transactions in securities of affiliates for the year ended December 31, 2013 is set forth below:

Affiliates	Value as of December 31, 2012	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value as of December 31, 2013
Market Vectors Emerging Markets High Yield Bond ETF	$111,656	$—	$112,435	$3,326	$551	$—
Market Vectors Emerging Markets Local Currency Bond ETF	146,583	—	146,684	11,576	738	—
Market Vectors Gold Miners ETF(1)	(141,953)	—	279,241	—	—	(292,723)
Market Vectors International High Yield Bond ETF	115,333	—	117,491	6,209	557	—
Market Vectors Junior Gold Miners ETF	(1,643)	1,055	—	930	—	—
Market Vectors Oil Services ETF	(2,708)	3,016	—	(308)	—	—
Market Vectors Semiconductor ETF(1)	(4,544)	64,218	78,997	(4,125)	—	(23,634)
	$222,724	$68,289	$734,848	$17,608	$1,846	$(316,357)

(1) Represents short position at December 31, 2013

Summary of Investments	% of
by Sector (unaudited)	Investments	Value
Basic Materials	4.6%	$474,075
Communications	12.5	1,287,001
Consumer, Cyclical	5.2	531,048
Consumer, Non-cyclical	6.4	651,627
Diversified	0.1	14,085
Energy	6.4	660,303
Financial	14.2	1,454,363
Government	1.7	178,137
Industrial	4.8	496,272
Technology	6.3	641,253
Telecommunication Services	0.0	222
Utilities	0.6	57,375
Asset-Backed Securities	0.1	6,285
Exchange Traded Funds	0.3	33,369
Open-End Fund	7.8	802,578
Options Purchased	0.0	2,064
Money Market Fund	29.0	2,976,690
	100.0%	$10,266,747

See Notes to Financial Statements

14

The summary of inputs used to value the Fund’s investments as of December 31, 2013 is as follows:

Long positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Basic Materials	$415,966	$33,479	$—	$449,445
Communications	904,711	—	—	904,711
Consumer, Cyclical	271,291	137,704	—	408,995
Consumer, Non-cyclical	482,345	97,777	—	580,122
Diversified	14,085	—	—	14,085
Energy	293,445	93,968	—	387,413
Financial	527,073	89,060	—	616,133
Industrial	361,112	—	—	361,112
Technology	594,605	45,607	1,041	641,253
Real Estate Investment Trusts*	80,725	—	—	80,725
Warrants*	222	—	—	222
Asset-Backed Securities	—	6,285	—	6,285
Corporate Bonds*	—	1,195,489	—	1,195,489
Foreign Government Obligations	—	178,137	—	178,137
Structured Note*	—	492,700	—	492,700
Closed-End Funds	135,219	—	—	135,219
Exchange Traded Funds	33,369	—	—	33,369
Open-End Fund	802,578	—	—	802,578
Options Purchased	2,064	—	—	2,064
Money Market Fund	2,976,690	—	—	2,976,690
Total	$7,895,500	$2,370,206	$1,041	$10,266,747

Short positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$(1,095,634)	$—	$—	$(1,095,634)
Exchange Traded Funds	(929,724)	—	—	(929,724)
Total	$(2,025,358)	$—	$—	$(2,025,358)

Other Financial Instruments:
Written Options	$(9,207)	$—	$—	$(9,207)

* See Schedule of Investments for security type and industry sector breakouts.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the year ended December 31, 2013:

Common Stocks
Long positions
Technology
Balance as of December 31, 2012	$3,789
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	(2,748)
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of December 31, 2013	$1,041

See Notes to Financial Statements

15

VAN ECK VIP MULTI-MANAGER ALTERNATIVES FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2013

Assets:
Investments, at value (Cost $9,673,714)	$10,266,747
Deposits with broker for securities sold short and written options	1,593,462
Receivables:
Investments sold	223,241
Shares of beneficial interest sold	8,085
Due from Adviser	17,495
Dividends and interest	47,621
Prepaid expenses	32
Total assets	12,156,683

Liabilities:
Securities sold short:
Unaffiliated issuers (proceeds $1,645,395)	1,709,001
Affiliated issuers (proceeds $463,528)	316,357
Written options, at value (premiums received $14,423)	9,207
Payables:
Dividends on securities sold short	1,038
Investments purchased	84,707
Shares of beneficial interest redeemed	7,931
Due to custodian	4,952
Due to Distributor	5
Deferred Trustee fees	2,091
Accrued expenses	121,062
Total liabilities	2,256,351
NET ASSETS	$9,900,332

Initial Class Shares:
Net Assets	$9,874,393
Shares of beneficial interest outstanding	955,774
Net asset value, redemption and offering price per share	$10.33

Class S Shares:
Net Assets	$25,939
Shares of beneficial interest outstanding	2,521
Net asset value, redemption and offering price per share	$10.29

Net Assets consist of:
Aggregate paid in capital	$9,149,509
Net unrealized appreciation	673,574
Accumulated net investment loss	(4,971)
Accumulated net realized gain	82,220
$9,900,332

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2013

Income:
Dividends — unaffiliated issuers (net of foreign taxes withheld of $989)		$53,304
Dividends — affiliated issuers		1,846
Interest		114,765
Total income		169,915

Expenses:
Management fees	163,177
Dividends on securities sold short	24,283
Interest on securities sold short	9,400
Distribution fees — Class S	62
Transfer agent fees — Initial Class	21,305
Transfer agent fees — Class S Shares	15,110
Custodian fees	161,349
Professional fees	40,146
Reports to shareholders	26,789
Insurance	211
Trustees’ fees and expenses	2,095
Interest	46
Other	1,571
Total expenses	465,544
Waiver of management fees	(163,177)
Expenses assumed by the Adviser	(76,360)
Net expenses		226,007
Net investment loss		(56,092)

Net realized gain (loss) on:
Investments — unaffiliated issuers (net of foreign taxes of $876)		584,257
Investments — affiliated issuers		21,111
Capital gain distributions received from other investment companies		7,268
Securities sold short — unaffiliated issuers		(378,312)
Securities sold short — affiliated issuers		(3,503)
Futures contracts		(10,943)
Forward foreign currency contracts, foreign currency transactions and foreign denominated assets and liabilities		(3,972)
Swap contracts		(207)
Options purchased		(29,451)
Written options		55,873
Net realized gain		242,121

Net change in unrealized appreciation (depreciation) on:
Investments, options purchased and written options		148,823
Securities sold short — unaffiliated issuers		(505)
Securities sold short — affiliated issuers		127,942
Swap contracts		462
Forward foreign currency contracts, foreign currency transactions and foreign denominated assets and liabilities		1,890
Net change in unrealized appreciation (depreciation)		278,612
Net Increase in Net Assets Resulting from Operations		$464,641

See Notes to Financial Statements

17

VAN ECK VIP MULTI-MANAGER ALTERNATIVES FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations:
Net investment loss	$(56,092)	$(133,599)
Net realized gain	242,121	57,921
Net change in unrealized appreciation (depreciation)	278,612	180,962
Net increase in net assets resulting from operations	464,641	105,284

Distributions to shareholders from:
Net realized gains
Initial Class Shares	(52,025)	—
Class S Shares	(143)	—
Total distributions	(52,168)	—

Share transactions*:
Proceeds from sale of shares
Initial Class Shares	4,008,252	2,344,688
Class S Shares	—	25,025
	4,008,252	2,369,713

Reinvestment of distributions
Initial Class Shares	52,025	—
Class S Shares	143	—
	52,168	—

Cost of shares redeemed
Initial Class Shares	(3,567,521)	(2,459,025)
Class S Shares	(10)	—
	(3,567,531)	(2,459,025)
Net increase (decrease) in net assets resulting from share transactions	492,889	(89,312)
Total increase in net assets	905,362	15,972

Net Assets:
Beginning of year	8,994,970	8,978,998
End of year (including accumulated net investment loss of ($4,971) and ($143,919), respectively)	$9,900,332	$8,994,970

* Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $.001 par value shares authorized):
Initial Class Shares:
Shares sold	404,124	235,640
Shares reinvested	5,250	—
Shares redeemed	(360,242)	(249,181)
Net increase (decrease)	49,132	(13,541)

Class S Shares+:
Shares sold	—	2,508
Shares reinvested	14	—
Shares redeemed	(1)	—
Net increase	13	2,508

+	Inception date of Class S Shares was April 30, 2012

See Notes to Financial Statements

18

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Initial Class Shares
	Year Ended December 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$9.89	$9.76	$10.13	$9.64	$9.01
Income from investment operations:
Net investment loss	(0.05)	(0.15)	(0.15)	(0.10)	(0.01)
Net realized and unrealized gain (loss) on investments	0.55	0.28	(0.07)	0.59	1.19
Total from investment operations	0.50	0.13	(0.22)	0.49	1.18
Less dividends and distributions from:
Net investment income	—	—	(0.09)	—	(0.02)
Net realized gains	(0.06)	—	(0.06)	—	(0.53)
Total dividends and distributions	(0.06)	—	(0.15)	—	(0.55)
Net asset value, end of year	$10.33	$9.89	$9.76	$10.13	$9.64
Total return (b)	5.05%	1.33%	(2.27)%	5.08%	13.75%

Ratios/Supplemental Data
Net Assets, end of year (000’s)	$9,874	$8,969	$8,979	$7,642	$7,631
Ratio of gross expenses to average net assets (c)	4.76%	5.15%	3.98%	4.54%	4.64%
Ratio of net expenses to average net assets (c)	2.39%	2.78%	2.38%	2.46%	2.56%
Ratio of net expenses, excluding interest and dividends on securities sold short and interest expense, to average net assets (c)	2.03%	2.15%	2.14%	2.15%	2.09%
Ratio of net investment loss to average net assets (c)	(0.59)%	(1.47)%	(1.84)%	(1.04)%	(0.14)%
Portfolio turnover rate	255%	240%	247%	334%	220%

	Class S Shares
	Year Ended December 31, 2013	For the Period April 30, 2012 (a) through December 31, 2012
Net asset value, beginning of period	$9.88	$9.98
Income from investment operations:
Net investment loss	(0.08)	(0.09)
Net realized and unrealized gain (loss) on investments	0.55	(0.01)
Total from investment operations	0.47	(0.10)
Less distributions from:
Net realized gains	(0.06)	—
Net asset value, end of period	$10.29	$9.88
Total return (b)	4.75%	(1.00	)%(d)

Ratios/Supplemental Data
Net Assets, end of period (000’s)	$26	$25
Ratio of gross expenses to average net assets (c)	65.50%	5.61	%(e)
Ratio of net expenses to average net assets (c)	2.64%	3.01	%(e)
Ratio of net expenses, excluding interest and dividends on securities sold short and interest expense, to average net assets (c)	2.29%	2.40	%(e)
Ratio of net investment loss to average net assets (c)	(0.86)%	(1.37	)%(e)
Portfolio turnover rate	255%	240	%(d)(f)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investments in underlying Funds.
(d)	Not annualized
(e)	Annualized
(f)	Portfolio turnover is calculated at the fund level and represents a twelve month period.

See Notes to Financial Statements

19

VAN ECK VIP MULTI-MANAGER ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2013

Note 1—Fund Organization—Van Eck VIP Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 7, 1987. The Van Eck VIP Multi-Manager Alternatives Fund (the “Fund”) is a non-diversified series of the Trust and seeks to achieve consistent absolute (positive) returns in various market cycles. The Fund offers two classes of shares: Initial Class Shares and Class S Shares. The two classes are identical except Class S Shares are subject to a distribution fee.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund.

A.	Security Valuation—The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Standard Time) but after the close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Bonds and notes are fair valued using a pricing service which utilizes models that incorporate observable data such as sales of similar securities, broker quotes, yields, bids, offers and reference data and are categorized as Level 2 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Exchange traded funds as well as closed-end publicly listed fund investments are valued at their official market closing price and are categorized as Level 1 in the fair value hierarchy. Open-end mutual fund investments (including money market funds) are valued at their closing net asset value each business day and are categorized as Level 1 in the fair value hierarchy. Futures contracts are valued using the closing price reported at the close of the respective exchange and are categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and are classified as Level 2 in the fair value hierarchy. Securities for which quotations are not readily available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume
20

the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

B.	Federal Income Taxes—It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Securities Sold Short—A short sale occurs when a Fund sells a security, which it does not own, by borrowing it from a broker. Proceeds from securities sold short are reported as liabilities on the Statement of Assets and Liabilities and are marked to market daily in accordance with the fair value methodology described in Note 2A. Gains and losses are classified as realized when short positions are closed. In the event that the value of the security that the Fund sold short declines, the Fund will gain as it repurchases the security in the market at the lower price. If the price of the security increases, the Fund will suffer a loss, as it will have to repurchase the security at the higher price. Short sales may incur higher transaction costs than regular securities transactions. Dividends and interest on short sales are recorded as an expense by the Fund on the ex-dividend date or interest payment date, respectively. Cash as collected is deposited in a segregated account with brokers, maintained by the Fund, for its open short sales. Until the Fund replaces the borrowed security, the Fund maintains securities or permissible liquid assets in a segregated account with a broker or custodian sufficient to cover its short positions. Securities sold short at December 31, 2013 are reflected in the Schedule of Investments.

E.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) on forward foreign currency contracts, foreign currency transactions and foreign denominated assets and liabilities in the Statement of Operations.

F.	Restricted Securities—The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund’s Schedule of Investments.

G.	Structured Notes—The Fund may invest in structured notes whose values are based on the price movements of a referenced security or index. The value of these structured notes will rise and fall in response to changes in the referenced security or index. On the maturity date of each structured note, the Fund will receive a payment from a counterparty based on the value of the referenced security or index (notional amount multiplied by the price of the referenced security or index) and record a realized gain or loss.

Structured notes may present a greater degree of market risk than many types of securities and may be more volatile and less liquid than less complex securities. Structured notes are also subject to the risks that the issuer of the structured notes may fail to perform its contractual obligations. Structured notes held at December 31, 2013 are reflected in the Schedule of Investments.
21

VAN ECK VIP MULTI-MANAGER ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS

(continued)

H.	Use of Derivative Instruments—The Fund may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instruments.

Credit Default Swaps—The Fund may enter into credit default swaps, which may have as reference obligations one or more securities or a basket of securities that are or are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may enter into a credit default swap contract for investment purposes, to manage its credit risk and to provide protection against default of the issuers. The Fund held credit default swap contracts for six months during the year ended December 31, 2013 with an average monthly notional amount of $100,000. At December 31 2013, the Fund held no credit default swaps.

Forward Foreign Currency Contracts—The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. The Fund may buy and sell forward foreign currency contracts to settle purchases and sales of foreign denominated securities, gain currency exposure or to hedge foreign denominated assets. Realized gains and losses from forward foreign currency contracts, if any, are included in realized gain (loss) on foreign currency transactions and foreign denominated assets and liabilities in the Statement of Operations. The Fund may incur additional risk from investments in forward foreign currency contracts if the counterparty is unable to fulfill its obligation or there are unanticipated movements of the foreign currency relative to the U.S. dollar. The Fund held forward foreign currency contracts for nine months during the year ended December 31, 2013 with an average unrealized depreciation of $323. At December 31 2013, the Fund held no forward foreign currency contracts.

Futures Contracts—The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts. The Fund may engage in these transactions to seek performance that corresponds to the index and in managing cash flows. A futures contract is an agreement between two parties to buy or sell a specified instrument at a set price on a future date. Realized gains and losses from futures contracts, if any, are reported separately. The Fund held futures contracts for one month during the year ended December 31, 2013 with an average volume of 1,000 contracts. At December 31 2013, the Fund held no futures contracts.

Option Contracts—The Fund is subject to equity price risk, interest rate risk and commodity price risk in the normal course of pursuing their investment objectives. The Fund may invest in call and put options on securities, currencies and commodities to gain exposure to or hedge against changes in the value of equities, interest rates, or commodities. Call and put options gives the Fund the right, but not the obligation, to buy (calls) or sell (puts) the instrument underlying the option at a specified price. The premium paid on the option, should it be exercised, will, on a call, increase the cost of the instrument acquired and, on a put, reduce the proceeds received from the sale of the instrument underlying the option. If the options are not exercised, the premium paid will be recorded as a realized loss upon expiration. The Fund may incur additional risk to the extent the value of the underlying instrument does not correlate with the movement of the option value.

The Fund may also write call or put options in order to gain exposure or to protect against changes in the markets or in an attempt to enhance income or gains. As a writer of an option, the Fund receives a premium. The Fund keeps the premium whether or not the option is exercised. The premium will be recorded, upon expiration of the option, as a realized gain on the Statement of Operations. If the option is exercised, the Fund must sell, in the case of a written call, or buy, in the case of a written put, the underlying instrument at the exercise price. The Funds may write covered puts and calls. A covered call option is an option in which the Fund owns the instrument underlying the call. A covered call sold exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying instrument or to possible continued holding of an underlying instrument which might otherwise have been sold to protect against a decline in the market price. A covered put exposes the Fund during the term of the option to a decline in price of the underlying

22

instrument. The Fund maintains securities or permissible liquid assets in a segregated account with a broker or custodian sufficient to cover its put option positions. The Fund may incur additional risk from investments in written currency options if there are unanticipated movements in the underlying currencies. Transactions in put and call options written during the year ended December 31, 2013 were as follows:

	Number of Contracts	Premiums
Options outstanding at December 31, 2012	(21)	$(1,355)
Options opened	—	—
Options written	(978)	(118,396)
Options exercised	114	8,743
Options expired	239	16,739
Options closed	539	79,846
Options outstanding at December 31, 2013	(107)	$(14,423)

At December 31, 2013, the Fund had the following derivative instruments:

Liability derivatives
Equity risk
Written options[1]	$9,207

[1]	Statement of Assets and Liabilities location: Written options, at value

The impact of transactions in derivative instruments, during the year ended December 31, 2013, were as follows:

	Credit risk	Equity risk	Foreign Currency risk
Realized gain(loss):
Written options[1]	$—	$55,873	$—
Swap contracts[2]	(207)	—	—
Forward foreign currency contacts[3]	—	—	(1,071)
Futures contracts[4]	(10,943)	—	—
Net change in unrealized appreciation (depreciation):
Written options[5]	—	4,984	—
Swap contracts[6]	462	—
Forward foreign currency contracts[7]	—	—	1,543

[1]	Statement of Operations location: Net realized gain on written options
[2]	Statement of Operations location: Net realized loss on swap contracts
[3]	Statement of Operations location: Net realized loss on forward foreign currency contracts, foreign currency transactions and foreign denominated assets and liabilities
[4]	Statement of Operations location: Net realized loss on futures contracts
[5]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on investments, options purchased and written options
[6]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on swap contracts
[7]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currency transactions and foreign denominated assets and liabilities

I.	Offsetting Assets and Liabilities—In the ordinary course of business, the Fund enters into transactions subject to enforceable master netting agreements or other similar agreements. Generally, the right of setoff in those agreements allows the Fund to set off any exposure to a specific counterparty with any collateral received from or delivered to that counterparty based on the terms of the agreements. The Fund may pledge or receive cash and/or securities as collateral for derivative instruments. Collateral, if any, held at December 31, 2013 is presented in the Schedule of Investments.

The table below presents both gross and net information about the derivative instruments eligible for offset in the Statement of Assets and Liabilities subject to a master netting agreement or similar agreement, as well as financial collateral received or pledged (including cash collateral) as of December 31, 2013. Collateral is disclosed up to an amount of 100% of the net amount of unrealized gain/loss for the respective financial instruments. In general, collateral received or pledged exceeds the net amount of the unrealized gain/loss or market value of financial instruments.

Net Amounts of
		Gross Amounts	Liabilities	Financial
	Gross	Offset in the	Presented in the	Instruments
	Amounts of	Statement of	Statement of	and Cash
	Recognized	Assets and	Assets and	Collateral
	Assets	Liabilities	Liabilities	Pledged	Net Amount
Written options, at value	$—	$9,207	$9,207	$(9,207)	$—
23

VAN ECK VIP MULTI-MANAGER ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS

(continued)

J.	Other—Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned. Realized gains and losses are calculated on the identified cost basis. Estimated foreign taxes that are expected to be withheld from proceeds at the sale of certain foreign investments are accrued by the Fund and decrease net unrealized appreciation (depreciation) on investments.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Fund. Effective May 1, 2013, the Adviser receives a management fee at an annual rate of: (i) 1.00% of the Fund’s average daily net assets that are managed by the Adviser, and not by a sub-adviser, and that are invested in underlying funds (exchange traded funds, open and closed end mutual funds); and (ii) 1.60% of the Fund’s average daily net assets with respect to all other assets of the Fund. Prior to May 1, 2013, the Adviser received a management fee based on an annual rate of 2.50% of the Fund’s average daily net assets. During that period, the Adviser had agreed to waive its management fee with respect to any portion of the Fund’s assets invested directly by the Adviser in an underlying fund (exchange traded funds or open-end funds) excluding money market funds.

The Adviser has agreed, at least until May 1, 2014, to voluntarily waive or limit management fees and/or assume expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 2.00% of average daily net assets for Initial Class Shares and 2.25% for Class S Shares. The Fund expense caps prior to May 1, 2013 were 2.15% of average daily net assets for Initial Class Shares and 2.40% for Class S Shares.

For the year ended December 31, 2013, the Adviser waived management fees in the amount of $163,177 and assumed other expenses of $76,360. The Adviser offsets the management fees it charges the Fund by the amount it collects as a management fee from an underlying fund managed by the Adviser, as a result of an investment of the Fund’s assets in such underlying funds. For the year ended December 31, 2013, the Adviser reduced management fees charged by $82 due to such investments.

As of December 31, 2013, the Fund had six sub-advisers: Coe Capital Management, LLC, Horizon Asset Management, LLC, Millrace Asset Group, Inc., RiverPark, LLC, SW Asset Management and Tiburon Capital Management. The Adviser directly paid sub-advisory fees to the sub-advisers at a rate of 1.00% of the portion of the average daily net assets of the Fund managed by each of the sub-advisers.

Certain officers and trustees of the Trust are officers, directors or stockholders of the Adviser and Van Eck Securities Corporation (the “Distributor”).

Note 4—12b-1 Plans of Distribution—The Fund and the Distributor are parties to a distribution agreement dated May 1, 2012. The Fund has adopted a Distribution Plan (the “Plan”) for Class S Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Plan, the Fund is authorized to incur distribution expenses for its Class S Shares which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts and payments to the Distributor, for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Fund. The amount paid in any one year is 0.25% of average daily net assets for Class S Shares.

Note 5—Investments—For the year ended December 31, 2013, the cost of purchases and proceeds from sales of investments, excluding U.S. government securities and short-term obligations, aggregated $13,871,416 and $14,136,666, respectively. Proceeds of short sales and the cost of purchases of short sale covers aggregated $8,594,379 and $8,576,707, respectively.

Note 6—Income Taxes—For Federal income tax purposes, the identified cost of investments owned at December 31, 2013 was $9,715,383 and net unrealized appreciation aggregated $551,364 of which $877,625 related to appreciated securities and $326,261 related to depreciated securities.

At December 31, 2013, the components of accumulated earnings, on a tax basis, were as follows:

Undistributed long-term capital gains	$135,795
Other temporary difference	(2,092)
Unrealized appreciation	617,120
Total	$750,823
24

The tax character of dividends and distributions paid to shareholders were as follows:

	Year Ended	Year Ended
	December 31, 2013	December 31, 2012
Long-term capital gains	$52,168	$—

During the year ended December 31, 2013, as a result of permanent book to tax differences, the Fund decreased accumulated net investment loss by $195,040, decreased accumulated net realized gain on investments by $53,604, and decreased aggregated paid in capital by $141,436. Net assets were not affected by this reclassification. These differences are primarily due to net operating loss, foreign currency gain/loss, investments in real estate investment trusts, investments in other regulated investment companies, passive foreign investment companies and publicly traded partnerships.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, the Fund is permitted to carryforward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filing for open tax years (tax years ended December 31, 2010-2012), or expected to be taken in the Fund’s current tax year. The Fund does not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Fund’s financial statements.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations. During the year ended December 31, 2013, the Fund did not incur any interest or penalties.

Note 7—Concentration of Risk—At December 31, 2013, Van Eck Securities Corp. owns approximately 16% of the Initial Class Shares and 100% of the Class S Shares of the outstanding shares of beneficial interest. Additionally, the aggregate shareholder accounts of five insurance companies own approximately 30%, 18%, 18%,10% and 6% of Initial Class Shares of the outstanding shares of beneficial interest.

The Fund may invest in debt securities which are rated as below investment grade by rating agencies. Such securities involve more risk of default than do higher rated securities and are subject to greater price variability.

The Fund may invest in closed-end funds that may trade at a discount or premium to their net asset value. A closed-end fund may be leveraged as part of its investment strategy. As a result, the Fund may be indirectly exposed to the effects of leverage through its investment in the underlying funds. Investments in underlying funds that use leverage may cause the value of the Fund’s shares to be more volatile than if the Fund invested in underlying funds that do not utilize leverage.

Note 8—Bank Line of Credit—The Trust may participate with Van Eck Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund and other temporary or emergency purposes. The VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the VE/VIP Funds at rates based on prevailing market rates in effect at the time of borrowings. During the year ended December 31, 2013, the average daily loan balance during the 38 day period for which a loan was outstanding amounted to $31,422 and the average interest rate was 1.42%. At December 31, 2013, the Fund had no outstanding borrowings under the Facility.

Note 9—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of eligible Funds of the Trust and the Van Eck Funds (another registered investment company managed by the Adviser) as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” in the Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” in the Statement of Assets and Liabilities.

25

VAN ECK VIP MULTI-MANAGER ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 10—Recent Accounting Pronouncements—The Fund has adopted Accounting Standards Update (“ASU”) No. 2011-11, Balance Sheet (Topic 210) Disclosures about Offsetting Assets and Liabilities, as clarified by ASU No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” which requires entities to disclose gross and net information about derivative instruments, repurchase and reverse-repurchase agreements, and securities borrowing and lending transactions that are either: (1) offset in accordance with GAAP, or (2) subject to enforceable master netting arrangement or similar agreements, irrespective of whether they are offset in accordance with GAAP. In addition, ASU No. 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. Additional disclosure requirements of ASU No. 2011-11 and ASU No. 2013-01, if any, are reflected in Note 2 of the Fund’s financial statements.

Note 11—Subsequent Event Review—The Fund has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Effective January 1, 2014, the Fund expense cap was lowered to 1.50% for Class I Shares and 1.75% for Class S Shares.

A distribution of $0.140 per share from long-term capital gains was declared and paid on January 31, 2014 to shareholders of record of the Initial Class Shares and Class S Shares as of January 30, 2014 with a reinvestment date of January 31, 2014.

26

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees of Van Eck VIP Trust and
Shareholders of Van Eck VIP Multi-Manager Alternatives Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Van Eck VIP Multi-Manager Alternatives Fund (one of the series constituting Van Eck VIP Trust) (the “Fund”) as of December 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Eck VIP Multi-Manager Alternatives Fund (one of the series constituting Van Eck VIP Trust) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 13, 2014

27

VAN ECK VIP TRUST

BOARD OF TRUSTEES AND OFFICERS

(unaudited)

Trustee’s Name, Address(1) and Age	Position(s) Held with Trust, Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Trustee	Other Directorships Held Outside the Fund Complex(3) During the Past Five Years

Independent Trustees

Jon Lukomnik 57 (A)(G)	Trustee since March 2006	Managing Partner, Sinclair Capital LLC (consulting firm), 2000 to present; Executive Director, Investor Responsibility Research Center Institute, 2008 to present.	13	Chairman of the Board of the New York Classical Theatre: formerly Director of The Governance Fund, LLC; formerly Director of Sears Canada, Inc.

Jane DiRenzo Pigott 56 (A)(G)	Trustee since July 2007; Currently, Chairperson of the Governance Committee	Managing Director, R3 Group LLC (consulting firm), 2002 to present.	13	Formerly, Director and Chair of Audit Committee of 3E Company (environmental services); formerly Director of MetLife Investment Funds, Inc.

Wayne H. Shaner 66 (A)(G)	Trustee since March 2006	Managing Partner, Rockledge Partners LLC, 2003 to present (investment adviser); Public Member of the Investment Committee, Maryland State Retirement System since 1991.	13	Director, The Torray Funds (2 portfolios), since 1993 (Chairman of the Board since December 2005).

R. Alastair Short 60 (A)(G)	Trustee since June 2004; Currently, Vice Chairperson of the Board and Chairperson of the Audit Committee	President, Apex Capital Corporation (personal investment vehicle), January 1988 to present; Vice Chairman, W. P. Stewart & Co., Ltd. (asset management firm), September 2007 to September 2008.	66	Chairman and Independent Director, EULAV Asset Management; Independent Director, Tremont offshore funds; Director, Kenyon Review; formerly Director of The Medici Archive Project.

Richard D. Stamberger 54 (A)(G)	Trustee since 1995; Currently, Chairperson of the Board	President and CEO, SmartBrief, Inc. (business media company), 1999 to present.	66	Director, SmartBrief, Inc.; Director, Foods and Friends, Inc.

Robert L. Stelzl 68 (A)(G)	Trustee since July 2007	Trustee, Joslyn Family Trusts, 2003 to present; President, Rivas Capital, Inc. (real estate property management services company), 2004 to present; Co-Trustee, the estate of Donald Koll, 2012 to present.	13	Lead Independent Director, Brookfield Properties, Inc.; Director and Chairman, Brookfield Residential Properties, Inc.

(1)	The address for each Trustee and Officer is 335 Madison Avenue, 19th Floor, New York, New York 10017.
(2)	Each Trustee serves until resignation, death, retirement or removal. The Board established a mandatory retirement policy applicable to all Independent Trustees, which provides that Independent Trustees shall resign from the Board on December 31 of the year such Trustee reaches the age of 75.
(3)	The Fund Complex consists of Van Eck Funds, Van Eck VIP Trust and Market Vectors ETF Trust.
(A)	Member of the Audit Committee.
(G)	Member of the Governance Committee.

28

VAN ECK VIP TRUST

BOARD OF TRUSTEES AND OFFICERS

(unaudited) (continued)

Officer’s Name, Address(1) and Age	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupations During the Past Five Years

Officers:

Russell G. Brennan, 49	Assistant Vice President and Assistant Treasurer	Since 2008	Assistant Vice President of VEAC (Since 2008); Manager (Portfolio Administration) of the VEAC (September 2005-October 2008); Officer of other investment companies advised by VEAC.

Charles T. Cameron, 53	Vice President	Since 1996	Director of Trading (Since 1995) and Portfolio Manager (Since 1997) for VEAC; Officer of other investment companies advised by VEAC.

John J. Crimmins, 56	Vice President, Treasurer, Chief Financial Officer and Principal Accounting Officer	Since 2009 (Treasurer); since 2012 (Vice President, Chief Financial Officer and Principal Accounting Officer)	Vice President of Portfolio Administration of VEAC (Since 2009); Vice President of Van Eck Securities Corporation (VESC) and the Adviser (Since 2009); Chief Financial, Operating and Compliance Officer, Kern Capital Management LLC (September 1997-February 2009); Officer of other investment companies advised by VEAC.

Wu-Kwan Kit, 32	Assistant Vice President and Assistant Secretary	Since 2011	Assistant Vice President, Associate General Counsel and Assistant Secretary of the Adviser, VESC and VEAC (Since 2011); Associate, Schulte Roth & Zabel LLP (September 2007-August 2011)

Susan C. Lashley, 58	Vice President	Since 1998	Vice President of VEAC and VESC; Officer of other investment companies advised by VEAC.

Laura I. Martínez, 33	Assistant Vice President and Assistant Secretary	Since 2008	Assistant Vice President, Associate General Counsel and Assistant Secretary of the Adviser, VESC and VEAC (Since 2008); Associate, Davis Polk & Wardwell (October 2005-June 2008); Officer of other investment companies advised by VEAC.

Joseph J. McBrien, 65	Senior Vice President, Secretary and Chief Legal Officer	Since 2006	Senior Vice President, General Counsel and Secretary of the Adviser, VESC and VEAC (Since December 2005); Director of the Adviser and VESC (since October 2010); Chief Compliance Officer of the Adviser and VEAC (March 2013 – September 2013); Officer of other investment companies advised by VEAC.

Jonathan R. Simon, 39	Vice President and Assistant Secretary	Since 2006	Vice President, Associate General Counsel and Assistant Secretary of the Adviser, VESC and VEAC (Since 2006); Officer of other investment companies advised by VEAC.

Bruce J. Smith, 58	Senior Vice President	Since 1985	Senior Vice President, Chief Financial Officer, Treasurer and Controller of the Adviser, VESC and VEAC (Since 1997); Director of the Adviser, VESC and VEAC (Since October 2010); Officer of other investment companies advised by VEAC.

Janet Squitieri, 52	Chief Compliance Officer	Since September 2013	Vice President, Global Head of Compliance of the Adviser, VESC and VEARA (since September 2013); Chief Compliance Officer and Senior Vice President North America of HSBC Global Asset Management NA (August 2010 – September 2013); Chief Compliance Officer North America of Babcock & Brown LP (July 2008 - June 2010).

Jan F. van Eck, 50	Chief Executive Officer and President	Since 2005 (serves as Chief Executive Officer and President since 2010, prior thereto served as Executive Vice President)	President, Director and Owner of VEAC (Since July 1993); Executive Vice President of VEAC (January 1985 - October 2010); Director (Since November 1985), President (Since October 2010) and Executive Vice President (June 1991 - October 2010) of VESC; Director and President of the Adviser; Trustee, President and Chief Executive Officer of Market Vectors ETF Trust; Officer of other investment companies advised by VEAC.

(1)	The address for each Executive Officer is 335 Madison Avenue, 19th Floor, New York, NY 10017.
(2)	Officers are elected yearly by the Board.
29

VAN ECK VIP MULTI-MANAGER ALTERNATIVES FUND

APPROVAL OF SUB-ADVISORY AGREEMENTS

(unaudited)

Approval of New Sub-Advisory Agreement

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may be entered into only if it is approved, and may continue in effect from year to year after an initial two-year period only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At an in-person meeting held on September 25-26, 2013 (the “Meeting”), the Board of Trustees of the Fund (the “Board”), which is comprised exclusively of Independent Trustees, considered authorizing Van Eck Associates Corporation (together with its affiliated companies, the “Adviser”) to enter into a new sub-advisory agreement (the “Sub-Advisory Agreement”) with respect to the Fund, for an initial two-year term with GLG, Inc., to serve as a sub-adviser for the Fund (the “New Sub-Adviser”).

In considering the approval of the Sub-Advisory Agreement, the Board reviewed and considered information that had been provided throughout the year by the Adviser at regular and special meetings of the Board and its committees, including information furnished by the Adviser and the New Sub-Adviser for the Meeting. This information included, among other things, information about the Adviser’s short-term and long-term business plans with respect to the Fund; a description of the Sub-Advisory Agreement, its terms, and the services to be provided and fees to be paid thereunder; and information regarding the New Sub-Adviser’s organization, personnel, investment processes and strategies, and key compliance procedures.

In considering whether to approve the Sub-Advisory Agreement, the Board evaluated the following factors: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment services to be provided by the New Sub-Adviser; (2) the capabilities and background of the New Sub-Adviser’s investment personnel, and the overall capabilities, experience, resources and strengths of the New Sub-Adviser in managing investment companies and other accounts utilizing similar investment strategies; (3) the terms of the Sub-Advisory Agreement and the reasonableness of the fees paid by the Fund for the services described therein; (4) the willingness and ability of the New Sub-Adviser to implement its investment strategy for the Fund with a small amount of assets at the inception of the sub-advisory relationship; (5) the scalability of the New Sub-Adviser’s processes and procedures over time; and (6) the Fund’s structure and the manner in which the New Sub-Adviser’s investment strategy will assist the Fund in pursuing its investment objective. The Board also met with representatives from the New Sub-Adviser.

In considering the proposal to approve the Sub-Advisory Agreement, the Board noted that, combined, the members of the New Sub-Adviser’s portfolio management team have significant experience in the securities industry. The Board also considered the importance to the Fund of having access to investment advisers with experience running certain types of investment strategies and the relatively small number of investment advisers available to the Fund with experience in deploying these investment strategies, e.g. the New Sub-Adviser is experienced in long/short equity strategies.

The Board concluded that the New Sub-Adviser is qualified to manage the Fund’s assets in accordance with the Fund’s investment objective and policies. The Board also concluded that the New Sub-Adviser’s investment strategies are appropriate for pursuing the Fund’s investment objective and are complementary to the investment strategies employed by the Fund’s other sub-advisers. The Board further concluded that the fees payable to the New Sub-Adviser for sub-advisory services are reasonable.

In view of the fact that the New Sub-Adviser is not affiliated with the Adviser, the Board concluded that the profitability of the New Sub-Adviser was not a relevant factor in its consideration of the Sub-Advisory Agreement.

In determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to such factors, the members of the Board relied upon the advice of independent legal counsel and their own business judgment. The Board did not consider any single factor as controlling in determining whether to approve the Sub-Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors considered in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board (comprised exclusively of Independent Trustees) concluded that entering into the Sub-Advisory Agreement is in the interests of shareholders, and accordingly, the Board approved entering into the Sub-Advisory Agreement.

30

This report must be preceded or accompanied by a Van Eck VIP (the “Trust”) Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund’s complete schedule of portfolio holdings is also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
335 Madison Avenue, New York, NY 10017
vaneck.com
Account Assistance:	1.800.544.4653

vaneck.com

VIPMMAAR

Item 2. CODE OF ETHICS.

(a)  The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to the principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)  Not applicable.

(c)  The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)  The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)  Not applicable.

(f)  The Registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     The Registrant's Board of Trustees has determined that Alastair Short, member of the Audit and Governance Committees, is an "audit committee financial expert" and "independent" as such terms are defined in the instructions to Form N-CSR Item 3(a)(2).

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)  Audit Fees. The aggregate Audit Fees of Ernst & Young for professional services billed for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the Registrant with fiscal years ended
     December 31, 2013 and December 31, 2012, were $110,700 and $108,000, respectively.

(b)  Audit-Related Fees. Ernst & Young billed audit-related fees of $5,000 and $0 for the fiscal years ended December 31, 2013 and December 31, 2012, respectively.

(c)  Tax Fees. The aggregate Tax Fees of Ernst & Young for professional services billed for the review of Federal, state and excise tax returns and other tax compliance consultations for the fiscal years ended
     December 31, 2013 and December 31, 2012, were $16,400 and $16,400, respectively.

(d)  All Other Fees

     None.

(e)  The Audit Committee will pre-approve all audit and non-audit services, to be provided to the Fund, by the independent accountants as required by
     Section 10A of the Securities Exchange Act of 1934. The Audit Committee
     has authorized the Chairman of the Audit Committee to approve, between meeting dates, appropriate non-audit services.

     The Audit Committee after considering all factors, including a review of independence issues, will recommend to the Board of Trustees the independent auditors to be selected to audit the financial statements of the Funds.

(f)  Not applicable.

(g)  Not applicable.

(h)  Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None.

Item 11. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
     Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR
     270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and
     Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR
     270.30a(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.

(a)(1) The code of ethics is attached as EX-99.CODE ETH

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Eck VIP TRUST - Van Eck VIP Multi-Manager Alternatives Fund

By (Signature and Title) /s/ John J. Crimmins, Treasurer and CFO
                         ---------------------------------------
Date March 7, 2014
     -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jan F. van Eck, CEO
                        --------------------------
Date March 7, 2014
     -------------

By (Signature and Title)  /s/ John J. Crimmins, Treasurer and CFO
                        ------------------------------------------

Date March 7, 2014
     -------------